21. TRADE AND OTHER ACCOUNTS PAYABLE (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Accounts Payable Tables Abstract
Trade payables	$ 77,866,660	$ 76,352,397
Notes payable	65,459	0
Other payables	24,847,220	28,170,980
Dividends payable	9,568,334	8,990,455
Withholdings	11,985,808	7,239,950
Trade and other accounts payable, current	$ 124,333,481	$ 120,753,782